Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 29, 2016
Document Effective Date	Jan. 29, 2016
Prospectus Date	Jan. 29, 2016
TCM Small Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	TCMSX